UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4316
                                  ----------------------------------------------

                                Midas Fund, Inc.
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               (Exact name of registrant as specified in charter)

  11 Hanover Square, 12th Floor, New York, NY                   10005
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   (Address of principal executive offices)                   (Zip code)

                          Thomas B. Winmill, President
                                Midas Fund, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432
                                                   ----------------

Date of fiscal year end:    12/31
                        ------------

Date of reporting period:      03/31/05
                         ---------------------

Item 1. Schedule of Investments

March 31, 2005 (Unaudited)

                                                                              Shares            Value
                                                                             ----------     --------------
Common Stocks - 108.37%
Mining - 108.37%
Alamos Gold, Inc. (a)                                                          453,500        $ 1,405,591
Agnico-Eagle Mines Ltd.                                                        121,000          1,760,550
Anglogold Ashanti Ltd.                                                          26,680            925,942
Bema Gold Corp. (a)                                                            425,000          1,139,000
Bolivar Gold Corp. (a)                                                         440,000            936,441
Cambior, Inc. (a)                                                              220,000            483,676
Centerra Gold, Inc. (a)                                                         50,000            795,520
Central Asia Gold Ltd. (a)                                                     760,000            435,058
Claude Resources, Inc. (a)                                                     503,100            538,317
Desert Sun Mining Corp. (a)                                                    389,300            638,452
Dundee Precious Metals, Inc. - Class A (a) (b)                                 120,000            793,200
Eldorado Gold Corp. (a)                                                        400,000          1,148,000
First Quantum Minerals Ltd. (a)                                                 57,000          1,060,770
Freeport-McMoRan Copper & Gold, Inc.                                            20,000            792,200
Gammon Lake Resources, Inc. (a)                                                137,800            810,264
Glamis Gold Ltd. (a) (b)                                                       150,000          2,341,500
Goldcorp, Inc.                                                                 350,000          4,973,500
Golden Cycle Gold Corp. (a)                                                  1,964,500          4,174,563
Golden Star Resources Ltd. (a)                                                 300,000            861,000
Guinor Gold Corp. (a)                                                        3,028,000          2,752,955
High River Gold Mines Ltd. (a)                                                 750,000            991,818
Highland Gold Mining Ltd.                                                      345,000          1,316,893
Ivanhoe Nickel & Platinum Ltd. (b)                                              37,699                  -
Jaguar Mining, Inc. (a)                                                        284,800            976,874
Kinross Gold Corp. (a)                                                         300,000          1,800,000
Meridian Gold, Inc. (a)                                                        100,000          1,684,000
Mexgold Resources, Inc. (a)                                                    380,000            860,567
Minefinders Corporation Ltd. (a)                                                79,000            527,720
Miramar Mining Corp. (a)                                                       450,000            481,500
Newcrest Mining Limited                                                        100,000          1,346,794
Newmont Mining Corp.                                                            80,000          3,380,000
NovaGold Resources, Inc. (a)                                                   142,000          1,173,651
Oxiana Limited                                                               2,250,000          1,757,949
Peru Copper, Inc. (a)                                                          400,000            495,909
Placer Dome, Inc.                                                              200,000          3,244,000
Queenstake Resources Ltd. (a)                                                1,300,000            299,000
Randgold Resources Ltd. (a) (b)                                                155,700          1,924,452
Resolute Mining Limited (a)                                                    490,000            526,882
SEMAFO, Inc. (a)                                                               515,300            587,746
Sino Gold Ltd. (a)                                                             750,000          1,102,344
Wolfden Resources, Inc. (a)                                                    250,000            672,500
Yamana Gold, Inc. (a)                                                          541,000          1,797,520
                                                                                            --------------
                                                                                               55,714,618
                                                                                            --------------
TOTAL COMMON STOCKS (Cost $43,100,535)                                                         55,714,618
                                                                                            --------------

March 31, 2005 (Unaudited)

                                                                               Shares            Value
                                                                             ----------     --------------
Warrants - 0.48%
Bolivar Gold Corp., 12/22/2009                                                  45,000        $    31,986
Desert Sun Mining Corp., 11/20/2008                                             84,375             47,421
Jaguar Mining Inc., 5/20/2006 (a)                                               40,000                  -
Jaguar Mining Inc., 5/20/2006 (a)                                              125,000             82,651
Metallic Ventures Gold Inc., 3/17/2009 (a)                                      17,500              2,275
Mexgold Resources Inc., 2/26/2006 (a)                                          190,000             37,689
Peru Copper Inc., 3/18/2006 (a)                                                200,000             44,632
Queenstake Resources Ltd., (a)                                                 650,000                  -
                                                                                            --------------

TOTAL WARRANTS (Cost $0)                                                                          246,654
                                                                                            --------------

TOTAL INVESTMENTS (Cost $43,100,535) - 108.85%                                               $ 55,961,272
                                                                                            --------------

Liabilities in excess of cash & other assets - (8.85)%                                         (4,550,173)
                                                                                            --------------

TOTAL NET ASSETS - 100.00%                                                                   $ 51,411,099
                                                                                            ==============



(a) Non-income producing. (b) American Depositary Receipts.





Tax Related
Unrealized appreciation                                                                      $ 14,471,658
Unrealized depreciation                                                                        (1,610,921)
                                                                                            --------------
                                                                                            --------------
Net unrealized appreciation                                                                  $ 12,860,737
                                                                                            ==============

Aggregate cost of securities for income tax purposes                                         $ 43,100,535
                                                                                            ==============

This schedule of investments provides information about the Fund's portfolio holdings as of the date on the schedule. It is unaudited, and the Fund assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the Fund's most recent annual or semiannual shareholder report.

Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MIDAS FUND, INC.

By: /s/ Thomas B. Winmill
    -----------------------------
    Thomas B. Winmill, President

Date: May 31, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
    -----------------------------
    Thomas B. Winmill, President

Date: May 31, 2005

By: /s/ William G. Vohrer
    -----------------------------
    William G. Vohrer, Treasurer

Date: May 31, 2005

                                 EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)